Mar. 27, 2020

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Energy Infrastructure Fund (formerly Goldman Sachs MLP & Energy Fund)

(the “Funds”)

Supplement dated February 17, 2021 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) dated March 27, 2020, as supplemented to date

Effective immediately, each Fund may invest in special purposes acquisition companies as part of its principal investment strategy. Accordingly, the Prospectuses are revised as follows:

The following sentence is added to: (1) the end of the fifth paragraph of the “Principal Strategy” section of the Goldman Sachs MLP Energy Infrastructure Fund’s Summary Prospectuses; (2) the end of the fifth paragraph of the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” section of the Prospectuses; and (3) the end of the sixth paragraph of the “Investment Management Approach—Principal Investment Strategies—MLP Energy Infrastructure Fund” section of the Prospectuses:

The Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”).

The following sentence is added to: (1) the end of the fifth paragraph of the “Principal Strategy” section of the Goldman Sachs Energy Infrastructure Fund’s Summary Prospectuses; (2) the end of the fifth paragraph of the “Goldman Sachs Energy Infrastructure Fund—Summary—Principal Strategy” section of the Prospectuses; and (3) the end of the fifth paragraph of the “Investment Management Approach—Principal Investment Strategies—Energy Infrastructure Fund” section of the Prospectuses:

The Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”).

The following is added to the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Risks of the Fund” and “Goldman Sachs Energy Infrastructure Fund—Summary—Principal Risks of the Fund” sections of the Prospectuses:

Special Purpose Acquisition Companies Risk—The Fund may invest in stock, warrants and other securities of SPACs. SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.